Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2025, through the date the unaudited condensed consolidated financial statements were available to be issued, and concluded that no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements, except as follow:

Bank borrowing

As of the date these unaudited condensed consolidated financial statements were available to be issued, the Company has no new bank borrowings and has bank loan repayment of $1,326,148 (RMB 9.1 million).

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Zheshang Bank of China	Huada	2.50%	2025/7/23	Yongjun Liu, Yin Liu	50,000	69,797
Bank of Communications	Huada	2.50%	2025/7/4	Yin Liu	4,000,000	558,378
Agricultural Bank of China	Huadong	2.40%	2025/7/11	Buildings	5,000,000	697,973
Total					9,050,000	1,326,148